OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS.
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS

6.OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS

Other receivables consist of the following:

	As of December 31,
	2024	2025
Interest receivables	575	634
Other receivables	—	66
	$575	$700

Prepayments and other current assets consist of the following:

	As of December 31,
	2024	2025
Prepaid insurance premiums	$414	$641
Other prepayments for research and development expense (1)	916	486
Deductible value-added tax input	19	18
Other current assets	—	5
	$1,349	$1,150

(1) Other prepayments for research and development expense represents payments made to third party contract research organizations (“CROs”) for pass-through expenses.

Prepayments and other non-current assets consist of the following:

	As of December 31,
	2024	2025
Prepaid insurance premiums	$27	$172
Other prepayments for research and development expense (2)	3,933	4,897
	$3,960	$5,069

(2) Other prepayments for research and development expense represents payments made to third party CROs to assist in the performance of clinical trial activities and the contract duration is expected to be 5 years.